Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-Oct-2015
Dates
Collection Period (from... to)
4
16-Nov-2015
Distribution Date
31-Oct-2015
1-Oct-2015
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
12-Nov-2015
Record Date
13-Nov-2015
30
32
16-Nov-2015
15-Oct-2015
15-Nov-2015
15-Oct-2015
Interest Period of the Class A-1, A-2b Notes (from... to)
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
176,196,037.21
45,322,712.53
130,873,324.68
Class A-1 Notes
122.825779
369,000,000.00
0.354670
323,000,000.00
0.00
323,000,000.00
Class A-2A Notes
0.000000
323,000,000.00
1.000000
215,000,000.00
0.00
215,000,000.00
Class A-2B Notes
0.000000
215,000,000.00
1.000000
441,580,000.00
0.00
441,580,000.00
Class A-3 Notes
0.000000
441,580,000.00
1.000000
157,000,000.00
0.00
157,000,000.00
Class A-4 Notes
0.000000
157,000,000.00
1.000000
1,312,776,037.21
1,267,453,324.68
45,322,712.53
Total Note Balance
1,505,580,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
60,637,043.44
38,604,702.13
1,351,380,739.34
38,604,702.13
Pool Balance
1,414,350,881.34
1,366,695,070.25
1,616,945,465.46
1,544,188,085.19
72,757,380.27
62,970,142.00
1,306,058,026.81
38,608,085.19
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,604,702.13
2.50%
2.50%
38,608,085.19
2.50%
38,604,702.13
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.390000%
61,081.29
0.165532
45,383,793.82
122.991311
Class A-2A Notes
0.820000%
220,716.67
0.683333
220,716.67
0.683333
Class A-2B Notes
0.465750%
89,010.00
0.414000
89,010.00
0.414000
Class A-3 Notes
1.340000%
493,097.67
1.116667
493,097.67
1.116667
Class A-4 Notes
1.750000%
228,958.33
1.458333
228,958.33
1.458333
$46,415,576.49
Total
$1,092,863.96

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-Oct-2015
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
50,740,623.37
Recoveries
0.00
47,277,426.41
50,740,623.37
19,158.08
131,418.93
3,308,815.08
3,804.87
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
0.00
1,178,625.73
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,092,863.96
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
45,322,712.53
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
3,146,421.15
Total Distribution
50,740,623.37
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
1,178,625.73
1,178,625.73
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,092,863.96
1,092,863.96
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
61,081.29
0.00
61,081.29
thereof on Class A-2A Notes
220,716.67
0.00
220,716.67
thereof on Class A-2B Notes
89,010.00
0.00
89,010.00
thereof on Class A-3 Notes
493,097.67
0.00
493,097.67
thereof on Class A-4 Notes
228,958.33
0.00
228,958.33
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,092,863.96
1,092,863.96
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
45,322,712.53
0.00
45,322,712.53
Aggregate Principal Distributable Amount
45,322,712.53
45,322,712.53
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-Oct-2015
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,860,470.21
0.00
0.00
3,860,470.21
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
3,509.77
295.10
295.10
295.10
3,804.87
3,860,470.21
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-Oct-2015
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
617,262.73
1,616,945,465.46
31-60 Days Delinquent
2,166,907.47
347,603.09
61
15
8
0.16%
0.05%
0.03%
2.82%
50.54
14.75
621,614.40
Current
228,158.15
99.77%
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,414,350,881.34
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
16,602,838.35
0.00
378,384.68
1,366,695,070.25
47,930
48,848
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date
Current
Amount
Number of Receivables
Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
1,366,695,070.25
47,930
100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Losses
Cumulative Principal Net Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
378,384.68
19,429.96
130,796.57
0.038%
51,910
1,363,558,945.29
47,846
30,674,588.06
2.83%
54.86
Pool Factor
84.52%
10.12